Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment Securities [Abstract]
Sales and transfers of held to maturity securities	$ 0	$ 0
Amortized Cost [Abstract]
Due in one year or less	9,990
Amortized Cost	45,490	56,465
Fair Value [Abstract]
Due in one year or less	10,290
Fair Value	47,526	59,439
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	35,500
Amortized Cost	35,500	46,490
Fair Value [Abstract]
Securities, fair value	37,236
Fair Value	$ 37,236	$ 48,798